General and administrative expenses - Breakdown of General and Administrative Expenses (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Detailed Information General And Administrative Expenses [Abstract]
Personnel expenses	€ (23,139,822)	€ (18,883,708)	€ (13,314,359)
Professional fees	(8,616,327)	(7,757,750)	(4,689,462)
Facilities, communication and office expenses	(5,957,027)	(6,509,691)	(6,031,513)
Accounting, tax and auditing fees	(2,626,525)	(4,017,669)	(2,029,554)
Travel expenses	(1,212,356)	(2,129,631)	(1,797,588)
Consulting fees	(103,848)	(858,843)	(602,110)
Other expenses	(3,688,693)	(6,967,346)	(2,874,004)
Total	€ (45,344,598)	€ (47,124,638)	€ (31,338,590)